Long-term debt - Schedule of Long-term Debt (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 391.0	[1]	$ 451.8
Notional amount	392.4		455.3
Deferred interest	1.3
Deferred financing costs	(2.7)		(3.5)
Current portion	$ 391.0		$ 451.8
Weighted average remaining life (years)	10 months 24 days		10 months 24 days
Weighted average interest rate	8.20%		5.20%
Syndicated Credit Facility [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 321.5		$ 395.0
Limited Recourse Loan [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	16.0
9.37%, US$3.7 million, maturing November 30, 2022 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	4.7		5.2
8.82%, US$8.9 million, maturing November 30, 2022 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	11.3		12.4
7.85%, US$12.1 million, maturing November 30, 2022[member]
Disclosure of detailed information about borrowings [line items]
Borrowings	15.4		16.9
7.95%, US$5.3 million, maturing November 30, 2022 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	6.8		7.4
8.20%, US$2.0 million, maturing November 30, 2022 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	2.5		2.7
7.76%, US$11.3 million, maturing November 30, 2022 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 14.2		$ 15.7

[1]	The 2022 figure includes $321.5 million related to the syndicated credit facility and non-revolving term loan that are due for renewal in 2022 and $54.9 million of senior notes and $16.0 million related to the PROP limited recourse amortizing loan that both mature in 2022. Refer to Note 6 for further details. Historically, the Company has successfully renewed its syndicated credit facility.